Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ 1,188,183
Current service cost	37,775	¥ 38,540	¥ 40,387
Interest cost	1,254	1,797	1,453
Past service cost		(108)	44
At end of period		1,188,183
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,188,183	1,173,671
Current service cost	37,775	38,540
Interest cost	6,826	8,008
Actuarial losses (gains)-demographic assumptions	8,089	(394)
Actuarial losses -financial assumptions	757	23,197
Actuarial losses-experience	2,592	2,652
Benefits paid	(43,636)	(42,495)
Lump-sum payments	(12,443)	(13,605)
Past service cost		108
Acquisition of subsidiaries and businesses	1,252	5,186
Others	(1,298)	(6,685)
At end of period	¥ 1,188,097	¥ 1,188,183	¥ 1,173,671